Produced Content, Net - Components of Produced Content, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Released, less amortization and impairment
Predominantly monetized with other contents	¥ 2,850,114	$ 447,246	¥ 1,857,095
Predominantly monetized on its own	29,782	4,673	78,023
Predominantly monetized with other contents and on its own, Released	2,879,896	451,919	1,935,118
In production, less impairment
Predominantly monetized with other contents	6,338,582	994,662	3,741,973
Predominantly monetized on its own	503,515	79,012	82,088
Predominantly monetized with other contents and on its own, Production	6,842,097	1,073,674	3,824,061
In development, less impairment
Predominantly monetized with other contents	1,134,351	178,004	666,087
Predominantly monetized on its own	94,734	14,866	130,818
Predominantly monetized with other contents and on its own, Development	1,229,085	192,870	796,905
Film monetized on its own and film monetized in film group costs	¥ 10,951,078	$ 1,718,463	¥ 6,556,084